Financial assets and liabilities - Carrying value and fair value of the related party and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 3,933	$ 3,762
Deferred debt issuance costs and premium	(31)	(28)
Net borrowings	3,902	3,734
Fair Value	53	84
Carrying value
Disclosure of detailed information about borrowings [line items]
Amount drawn	3,559	3,354
Deferred debt issuance costs and premium	(31)	(28)
Net borrowings	3,528	3,326
Carrying value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Amount drawn	3,517	3,300
Deferred debt issuance costs and premium	(28)	(23)
Net borrowings	3,489	3,277
Carrying value | Other borrowings
Disclosure of detailed information about borrowings [line items]
Amount drawn	42	54
Deferred debt issuance costs and premium	(3)	(5)
Net borrowings	39	49
Fair value
Disclosure of detailed information about borrowings [line items]
Fair Value	3,215	2,939
Fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Fair Value	3,173	2,885
Fair value | Other borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 42	$ 54